Note 9 - Shareholders' Equity (Details) - Common Stock Dividends Declared by our Board of Directors (USD $)	Dec. 31, 2012
November 8, 2012 [Member]
Dividends Payable [Line Items]
Silver-price-linked component per share	$ 0.02
Minimum annual component per share	$ 0
Total dividend per share	$ 0.02
Total dividend amount (in Dollars)	$ 5.6
February 17, 2012 [Member]
Dividends Payable [Line Items]
Silver-price-linked component per share	$ 0.01
Minimum annual component per share	$ 0.0025
Total dividend per share	$ 0.0125
Total dividend amount (in Dollars)	3.6
May 8, 2012 [Member]
Dividends Payable [Line Items]
Silver-price-linked component per share	$ 0.02
Minimum annual component per share	$ 0.0025
Total dividend per share	$ 0.0225
Total dividend amount (in Dollars)	6.4
August 7, 2012 [Member]
Dividends Payable [Line Items]
Minimum annual component per share	$ 0.0025
Total dividend per share	$ 0.0025
Total dividend amount (in Dollars)	0.7
November 2, 2012 [Member]
Dividends Payable [Line Items]
Silver-price-linked component per share	$ 0.02
Minimum annual component per share	$ 0.0025
Total dividend per share	$ 0.0225
Total dividend amount (in Dollars)	6.4
February 00, 2013 [Member]
Dividends Payable [Line Items]
Minimum annual component per share	$ 0.0025
Total dividend per share	$ 0.0025
Total dividend amount (in Dollars)	$ 0.7